UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22923

Infinity Core Alternative Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)

Annual Report

For the Year Ended March 31, 2025

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)

For the Year Ended March 31, 2025

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a prospectus for the Fund. Please read it carefully before investing.

INFINITY CORE ALTERNATIVE FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

(unaudited)

Through the fiscal year ended March 31, 2025, the Infinity Core Alternative Fund (“ICAF” or the “Fund”) produced a cumulative return of +10.51%, while its blended benchmark index (60% MSCI ACWI/40% ICE BofA GBMI) returned +5.06% and the HFRX Global Hedge Fund Index returned +3.23%, each over the same period. ICAF’s portfolio is designed to be uncorrelated to broader markets and hedged to provide a measure of downside protection in environments of heightened volatility.

ICAF’s allocations to eight of the nine underlying funds in the Fund’s portfolio contributed positively to the Fund’s performance during the fiscal year. Multi-strategy allocations were the most significant positive contributors, showcasing the advantages of diversifying across multiple return sources and allocating capital to the best opportunities available. The Fund’s fundamental long/short equity and quantitative equity strategies were among the most impactful, benefiting from elevated sector and stock level dispersion throughout the fiscal year. Global macro strategies also performed well, capitalizing on geopolitical events and increasingly divergent central bank policies.

From an asset class perspective, global equities continued to outperform other asset classes, with US equities continuing to lead the way, driven by a resilient economy and optimism around artificial intelligence prospects. This trend continued until early 2025 when international equities rallied in response to growing concerns around the performance of U.S. equities and the Trump Administration’s fast-moving policy initiatives. ICAF performed well throughout the fiscal year, delivering positive returns in all but the final two months.

The last two months of the fiscal year saw a sharp increase in market volatility as fears of tariff wars raised inflation expectations and lowered growth forecasts. Many of the managers to the underlying funds in the Fund’s portfolio were able to adapt quickly to the shifting landscape and reduce exposure or reposition themselves, but ultimately, the moves across markets were such that there were few places to hide.

All but one of the nine underlying funds in ICAF’s portfolio contributed to its performance for the fiscal year. Point72 and D.E. Shaw led in performance, followed by Elliott, Schonfeld, Millennium, and Balyasny. Voloridge and King Street delivered more muted positive results. Performance was primarily driven by systematic macro and equity strategies. Anchorage was the only manager to deliver negative performance for the fiscal year. Although its overall impact was small, Anchorage’s credit-oriented strategy was challenged in February and March of 2025 after performing well during the first ten months of the fiscal year. The increased market volatility in February and March saw more credit-sensitive segments underperform higher quality, investment grade credit.

1

INFINITY CORE ALTERNATIVE FUND

Fund Performance

March 31, 2025 (Unaudited)

Performance of a $25,000 Investment

$65,000
$60,000
$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
Infinity Core Alternative Fund
HFRX Global Hedge Fund Index
MSCI All Country World Index
ICE Bank of America Global Broad Market Index
60% MSCI All Country World Index/40% ICE Bank of America Global Broad Market Index
Oct-13
Mar-14
Mar-15
Mar-16
Mar-17
Mar-18
Mar-19
Mar-20
Mar-21
Mar-22
Mar-23
Mar-24
Mar-25

This graph compares a hypothetical $25,000 investment in the Fund with a similar investment in the HFRX Global Hedge Fund Index, the MSCI All Country World Index, the ICE Bank of America Global Broad Market Index, and the blended benchmark index of 60% MSCI All Country World Index and 40% ICE Bank of America Global Broad Market Index. Results include the reinvestment of all dividends and capital gains. The indices do not reflect expenses, fees, or sales charges, which would lower performance.

2

INFINITY CORE ALTERNATIVE FUND

Fund Performance

March 31, 2025 (Unaudited)

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.

The MSCI All Country World Index is designed to provide a broad measure of global equity market performance.

The ICE Bank of America Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities.

Average Annual Total Returns as of March 31, 2025	1 Year	5 Year	Since Inception
Infinity Core Alternative Fund (Inception Date 10/1/2013)	10.51%	10.91%	6.52%
HFRX Global Hedge Fund Index	3.23%	4.39%	1.93%
MSCI All Country World Index	5.56%	13.33%	6.95%
ICE Bank of America Global Broad Market Index	4.16%	-0.14%	2.29%
60% MSCI All Country World Index/40% ICE Bank of America Global Broad Market Index	5.06%	7.96%	5.28%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1 (877) 779-1999.

For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Infinity Core Alternative Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and shareholders’ equity of Infinity Core Alternative Fund (the “Fund”), including the schedule of investments, as of March 31, 2025, and the related statements of operations, changes in shareholders’ equity and cash flows and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2025, the results of its operations, the changes in its shareholders’ equity, its cash flows and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in shareholders’ equity for the year ended March 31, 2024, and the financial highlights for the years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021 were audited by another independent registered public accounting firm whose report, dated May 31, 2024, expressed an unqualified opinion on that statement of changes in shareholders’ equity and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and underlying managers or administrators of the investment funds; when replies were not received from an underlying manager or administrator, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more First Trust Capital Management L.P. investment companies since 2025.

Chicago, Illinois
May 30, 2025

4

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Schedule of Investments

March 31, 2025

	Percentage of					Original
Investment Funds (99.56%)	Shareholder's Equity	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Acquisition Date
Event Driven Credit
Anchorage Capital Partners, L.P., Series K [a,b]	0.81%	Annually [d]	90 Days	$798,901	$1,124,621	3/1/2015
Total Event Driven Credit	0.81%

Quantitative Equities and Futures
Voloridge Fund, LP [a,b]	6.41%	Monthly	30 Days	6,650,000	8,841,072	12/1/2020
Total Quantitative Equities and Futures	6.41%

Global Long/Short Credit and Event Driven
King Street Capital, L.P. [a,b]	10.59%	Quarterly [c]	65 Days	10,845,047	14,621,922	10/1/2013
Total Global Long/Short Credit and Event Driven	10.59%

Multi-Strategy
Atlas Enhanced Fund, L.P. [a,b]	10.82%	Monthly	45 Days	8,346,679	14,937,635	5/1/2014
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	10.44%	Quarterly	75 Days	4,636,757	14,404,348	10/1/2013
Elliott Associates, L.P., Class B [a,b]	18.11%	Semi-annually [c,d]	60 Days	13,723,201	24,996,789	10/1/2013
Millennium USA LP, Class EE [a,b]	15.96%	Quarterly [c]	90 Days	14,812,611	22,032,267	10/1/2013
Point72 Capital, L.P., Class A-n [a,b]	16.47%	Quarterly [c,d]	45 Days	11,612,752	22,726,937	1/1/2019
Schonfeld Strategic Partners Offshore Fund Ltd., Class B [a,b]	9.95%	Quarterly [d]	45 Days	9,862,316	13,737,760	5/1/2020
Total Multi-Strategy	81.75%
Total Investment Funds (cost $81,288,264) (99.56%)					137,423,351

Total Investments (cost $81,288,264) (99.56%)					$137,423,351
Other assets less liabilities 0.44%					608,800
Shareholders' Equity - 100.00%					$138,032,151

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

d The Investment Fund can institute a gate provision on redemptions at the fund level of 10 - 20% of the fair value of the investment in the Investment Fund.

The accompanying notes are an integral part of these Financial Statements.

5

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity

March 31, 2025

Assets
Investments, at fair value (cost $81,288,264)	$137,423,351
Cash	359,707
Investments in Investment Funds paid in advance	1,509,153
Other assets	993
Total Assets	139,293,204

Liabilities
Payable for fund shares repurchased	706,539
Proceeds from sale of fund shares received in advance	180,000
Due to Investment Manager	112,365
Professional fees payable	154,423
Accounting and administration fees payable	22,801
Commitment fee payable	8,243
Custody fees payable	1,661
Insurance fees payable	484
Other fees payable	74,537
Total Liabilities	1,261,053

Shareholders' Equity	$138,032,151

Shareholders' Equity consists of:
Shareholders' Equity paid-in capital	$126,043,250
Total distributable earnings	11,988,901

Total Shareholders' Equity	$138,032,151

Number of Shares Outstanding	1,197,888

Shareholders' Equity per Share	$115.23

The accompanying notes are an integral part of these Financial Statements.

6

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Operations

For the Year Ended March 31, 2025

Investment Income
Interest	$42
Total Investment Income	42

Expenses
Investment management fee	1,647,016
Professional fees	215,690
Accounting and administration fees	128,280
Line of credit fees	100,751
Interest expense	98,268
Trustees' fees	63,000
Registration fees	47,456
Chief Compliance Officer fees	33,349
Custody fees	6,170
Insurance fees	6,127
Other expenses	144,000
Total Expenses	2,490,107

Expense Waivers	(326,078)

Net Expenses	2,164,029

Net Investment Loss	(2,163,987)

Realized and Unrealized Gain on Investments
Net realized gain on investments	2,957,926
Net change in unrealized appreciation/depreciation on investments	12,293,517

Net Realized and Unrealized Gain on Investments	15,251,443

Net Increase in Shareholders' Equity from Operations	$13,087,456

The accompanying notes are an integral part of these Financial Statements.

7

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statements of Changes in Shareholders' Equity

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Operations
Net investment loss	$(2,163,987)	$(2,107,141)
Net realized gain on investments	2,957,926	1,546,835
Net change in unrealized appreciation/depreciation on investments	12,293,517	9,766,579
Net change in shareholders' equity from operations	13,087,456	9,206,273

Distributions to Shareholders
Distributions	(13,382,793)	-
Net change in shareholders' equity from distributions to shareholders	(13,382,793)	-

Capital Share Transactions
Sale of fund shares	9,071,000	10,498,000
Reinvested distributions	11,963,836	-
Fund shares repurchased	(5,618,112)	(5,644,410)
Net change in shareholders' equity from capital transactions	15,416,724	4,853,590

Total Increase in Shareholders' Equity	15,121,387	14,059,863

Shareholders' Equity
Beginning of period	122,910,764	108,850,901
End of period	$138,032,151	$122,910,764

The accompanying notes are an integral part of these Financial Statements.

8

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Statement of Cash Flows

For the Year Ended March 31, 2025

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$13,087,456
Adjustments to reconcile Net Increase in Shareholders' Equity from Operations to net cash used in operating activities:
Net realized gain on investments	(2,957,926)
Net change in unrealized appreciation/depreciation on investments	(12,293,517)
Purchases of Investment Funds	(4,344,487)
Proceeds from sales of Investment Funds	5,907,810
Changes in operating assets and liabilities:
Decrease in other assets	14,012
Increase in due to Investment Manager	15,503
Increase in professional fees payable	48,830
Increase in accounting and administration fees payable	2,864
Increase in commitment fees payable	654
Increase in custody fees payable	1,561
Decrease in insurance fees payable	(82)
Decrease in interest expense payable	(6,038)
Increase in other fees payable	61,272
Net Cash Used in Operating Activities	(462,088)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of fund shares, including sale of fund shares received in advance	8,951,000
Payments for fund shares repurchased	(5,553,284)
Distributions to shareholders, net of reinvestments	(1,418,957)
Draws on line of credit	7,998,183
Repayments on line of credit	(9,606,242)
Net Cash Provided by Financing Activities	370,700

Net change in cash	(91,388)

Cash at beginning of period	451,095

Cash at end of period	$359,707

Supplemental disclosure of interest paid	$104,306
Supplemental disclosure of reinvested distributions	$11,963,836

The accompanying notes are an integral part of these Financial Statements.

9

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Financial Highlights

Per share operating performance.	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
For a capital share outstanding throughout each period.	March 31, 2025		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021
Shareholders' Equity Per Share, Beginning of Period	$115.55		$106.90		$112.93		$108.52		$100.84
Income/(loss) from investment operations:
Net investment loss (1)	(1.93)		(1.99)		(1.89)		(1.83)		(1.80)
Net realized and unrealized gain/(loss) on investments	13.66		10.64		7.53		15.14		20.53
Total from investment operations	11.73		8.65		5.64		13.31		18.73

Distributions to shareholders:
From net investment income	(9.84)		-		(6.48)		(6.63)		(8.19)
From net realized gains	(2.21)		-		(5.19)		(2.27)		(2.86)
Total distributions to shareholders	(12.05)		-		(11.67)		(8.90)		(11.05)

Shareholders' Equity Per Share, End of Period	$115.23		$115.55		$106.90		$112.93		$108.52

Total Return (2)	10.51%		8.09%		5.07%		12.54%		18.83%

Shareholders' Equity, end of period (in thousands)	$138,032		$122,911		$108,851		$94,670		$82,415

Ratio of net investment loss to average shareholders' equity (7)	(1.67)%		(1.80)%		(1.69)%		(1.64)%		(1.68)%
Ratio of gross expenses to average shareholders' equity (3)(6)	1.92%		2.06%		2.02%		1.99%		1.98%
Ratio of expense waiver to average shareholders' equity	(0.25)%		(0.26)%		(0.33)%		(0.35)%		(0.30)%
Ratio of net expenses to average shareholders' equity (6)	1.67	%(4)	1.80	%(4)	1.69	%(4)	1.64	%(4)	1.68	%(4)

Portfolio Turnover	2.91%		2.37%		10.14%		12.99%		16.78%

Senior Securities
Total borrowings (000's omitted)	$-		$1,608		$3,370		$2,100		$3,655
Asset coverage per $1,000 unit of senior indebtedness (5)	$-		$77,434		$33,300		$46,081		$23,548

(1)	Based on average shares outstanding for the period.
(2)	Total Return based on shareholders' equity is the combination of changes in shareholders' equity and reinvested distributions in shareholders' equity, if any. Total Return does not reflect the impact of any applicable sales charges.
(3)	Represents the ratio of expenses to average shareholders' equity absent fee waivers and/or expense reimbursement by First Trust Capital Management L.P. and Infinity Capital Advisers, LLC.
(4)	The Fund's operating expenses include fees and interest expense associated with the Line of Credit, which are excluded from the Expense Limitation calculation. If the interest expense associated with the Line of Credit was excluded from operating expenses, the net expense ratio would be 1.50%.
(5)	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(6)	Ratios do not reflect the Fund's proportionate share of the expenses of the investment funds.
(7)	Ratios do not reflect the Fund's proportionate share of the income and expenses of the investment funds.

The accompanying notes are an integral part of these Financial Statements.

10

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2025

1. ORGANIZATION

Infinity Core Alternative Fund (the “Fund”) is a Maryland statutory trust that operates under an Agreement and Declaration of Trust dated August 15, 2013 and commenced operations on October 1, 2013. Effective December 20, 2013, the Fund registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Effective April 18, 2014, the Fund also registered its shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended. First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. Infinity Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”). Each of the Advisers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund invests primarily in limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States that invest or trade in a wide range of securities, and, to a lesser extent, other property and currency interests. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds (“ETFs”) and derivatives related to such instruments, including futures and options thereon.

The Board of Trustees of the Fund (the “Board” and the members thereof, “Trustees”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

a. Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

11

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2025 (continued)

Fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. Generally, the fair value of an Investment Fund is its NAV. In the event that the Investment Fund does not report a month-end net NAV to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager of the Investment Fund at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Investment Funds and/or their administrators) regarding appropriate valuations should prove incorrect.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

● Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities.

● Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments in Investment Funds valued at the NAV as practical expedient are not required under GAAP to be classified in the fair value hierarchy. Investment Funds with a fair value of $137,423,351 are excluded from the fair value hierarchy as of March 31, 2025.

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories. The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies. The investment objective of global long/short credit investing involves investing in instruments around the world related to any level of an issuer’s capital structure. On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value. On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a negative event in the future. Event driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes. The investment objective of quantitative futures and equities investing seek to exploit trading opportunities in equity and global futures markets while seeking to achieve near zero correlation to markets over the long-term using quantitative analysis and/or systematic-based trading systems.

12

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2025 (continued)

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 1.5% to 3.0% of average net asset value of the Fund’s investment annually and incentive allocations typically ranging between 20.0% and 35.0% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

As of March 31, 2025, the Fund has no outstanding investment commitments to Investment Funds.

b. Investment Transactions

Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisers or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of Shares of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration and tax preparation fees, custodial fees, costs of insurance, registration expenses, trustees’ fees and expenses of meetings of the Board.

d. Income Tax Information and Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

ASC 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitation for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The amount and timing of distributions are determined in accordance with federal income tax regulations. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

13

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2025 (continued)

Additionally, GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to partnerships and passive foreign investment companies adjustments. These reclassifications have no effect on Shareholders’ Equity or Shareholders’ Equity per Share. For the tax year ended October 31, 2024 no amounts were reclassified:

Shareholder’s Equity paid-in capital	$-
Total distributable earnings	-

At March 31, 2025, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$16,073,059
Gross unrealized depreciation	-
Net unrealized appreciation on investments	$16,073,059
Cost of investments	$121,350,292

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$2,544,440
Undistributed long-term capital gains	165,655
Tax accumulated earnings	2,710,095
Accumulated capital and other losses	-
Unrealized appreciation (depreciation)	11,901,341
Other temporary differences	(25,085)
Distributable net earnings (deficit)	$14,586,351

The tax character of distributions paid during the tax years ended October 31, 2024 and 2023 was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$4,592,051	$4,784,137
Net long-term capital gains	-	6,402,366
Total taxable distributions	4,592,051	11,186,503
Non-taxable distributions	-	-
Total distributions paid	$4,592,051	$11,186,503

As of October 31, 2024, the Fund has no capital loss carryovers.

e. Cash

Cash includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f. Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

14

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2025 (continued)

g. Segments

In this reporting period, the Fund adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund's President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance of the Fund is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets, Liabilities and Shareholders’ Equity as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Investment Manager a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Investment Manager pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund.

The Investment Manager and the Sub-Adviser have entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager and the Sub-Adviser have jointly agreed to waive fees that they would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, commitment or non-use fees related to the Fund’s line of credit and any acquired fund fees and expenses) do not exceed 1.50% of the net assets of the Fund on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager and/or Sub-Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver, during which time the Expense Limitation and Reimbursement Agreement may not be terminated by the Fund, the Investment Manager or the Sub-Adviser, and (ii) the Expense Limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until July 31, 2025. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund, the Investment Manager or the Sub-Adviser upon 30 days advanced written notice. For the year ended March 31, 2025, the Advisers waived fees and reimbursed expenses of $326,078. At March 31, 2025, $349,220 is subject to recoupment through March 31, 2026, $301,974 is subject to recoupment through March 31, 2027, and $326,078 is subject to recoupment through March 31, 2028.

UMBFS serves as the administrator to the Fund and provides certain accounting, administrative, recordkeeping and investor related services.

UMBFS acts as the Fund’s platform manager pursuant to a Platform Manager Agreement with the Fund. UMBFS does not receive a fee pursuant to the Platform Manager Agreement.

First Trust Portfolios L.P, an affiliate of the Investment Manager, acts as distributor to the Fund; UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian (the “Custodian”). The Custodian serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

15

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2025 (continued)

A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees or officers affiliated with UMBFS or Investment Manager. For the year ended March 31, 2025, the Fund’s fees incurred for Trustees are reported on the Statement of Operations.

Vigilant Compliance Services, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the year ended March 31, 2025 are reported on the Statement of Operations.

4. RELATED PARTY TRANSACTIONS

At March 31, 2025, Shareholders who are affiliated with the Investment Manager or the Sub-Adviser owned approximately $2,952,862 (or 2.14% of Shareholders’ Equity) of the Fund.

5. INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the purchases and sales of investments were $3,843,704 and $5,907,810, respectively.

6. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current NAV per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, March 31, 2023	1,018,265.379
Shares issued	96,098.380
Shares repurchased	(50,674.997)
Shares outstanding, March 31, 2024	1,063,688.762
Shares issued	78,195.723
Shares reinvested	104,889.973
Shares repurchased	(48,886.107)
Shares outstanding, March 31, 2025	1,197,888.351

7. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Repurchase offers ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer.

8. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $12,000,000, which is secured by certain interests in Investment Funds. A fee of 80 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the 3-month Secured Overnight Financing Rate plus a spread of 180 basis points (6.124% at March 31, 2025). Collateral for the Facility is held by the Custodian. Interest and fees incurred for the year ended March 31, 2025 are disclosed in the accompanying Statement of Operations. At March 31, 2025 the Fund had no outstanding borrowings on the Facility.

For the year ended March 31, 2025, the average interest rate, the average daily loan balance and the maximum balance outstanding for the 322 days the Fund had outstanding borrowings under the Facility was 6.76%, $1,642,079 and $4,078,699, respectively. The Fund is subject to certain loan covenants, the most restrictive covenant being the maintenance of a loan to value ratio. The Fund was in compliance with these covenants for the year ended March 31, 2025.

16

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2025 (continued)

9. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements cannot be known; however, the Fund expects any risk of loss from such claims to be remote.

10. RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund underlying manager risks. Investment Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Investment Funds. While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund underlying managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Advisers will not have any control over the Investment Fund underlying managers, thus there can be no assurances that an Investment Fund underlying manager will manage its Investment Funds in a manner consistent with the Investment Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as "Market Disruptions and Geopolitical Risks" and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund's performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of "Market Disruptions and Geopolitical Risks" on the financial performance of the Fund's investments is not reasonably estimable at this time. Management is actively monitoring these events.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

17

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Fund Management – March 31, 2025 (unaudited)

The Trustees and the Fund’s officers and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years, is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board and is available without charge, upon request, by calling the Fund at (877) 779-1999.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003 - 2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002).	26	None
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Retired (Since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 -2009).	26	None
Gary E. Shugrue Year of Birth: 1954 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since September 2021	Retired (Since 2023) Managing Director, Veritable LP (investment advisory firm) (2016-2023); Founder/ President, Ascendant Capital Partners, LP (private equity firm) (2001 – 2015).	26	Trustee, Quaker Investment Trust (3 portfolios) (registered investment company).

18

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Fund Management – March 31, 2025 (unaudited) (continued)

INTERESTED TRUSTEES AND OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher*** Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2020	Executive Vice President and Trust Platform Director (2024-Present); President and Trustee, Investment Managers Series Trust II (registered investment company) (2013-Present); and Executive Vice President and Director of Fund Accounting, Administration and Tax; UMB Fund Services, Inc. (2007-2023).	26	Trustee, Investment Managers Series Trust II (34 portfolios) (registered investment company).
Michael Peck Year of Birth: 1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	Chief Executive Officer and Co-CIO, First Trust Capital Management L.P, (formerly, Vivaldi Asset Management, LLC) (2012-Present); President and Co-CIO, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2012 – March 2024); Portfolio Manager, Capital Management (2010 – 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (2006 – 2008).	N/A	N/A

19

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Fund Management – March 31, 2025 (unaudited) (continued)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF SERVICE AND LENGTH OF TIME SERVED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since June 2022	Chief Operating Officer, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012-Present); Chief Operating Officer, Vivaldi Capital Management LP (2012 – March 2024); Director, Coe Capital Management LLC (2010 – 2011).	N/A	N/A
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since 2021	Director, Vigilant Compliance, LLC (investment management solutions firm) (2018-Present).	N/A	N/A
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since September 2018	Senior Vice President, Client Services (2017 – Present); Vice President, Senior Client Service Manager (2013 – 2017), Assistant Vice President, Client Relations Manager (2002 – 2013), UMB Fund Services, Inc.	N/A	N/A

* Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if the Trustee is removed or resigns or, among other events, upon the Trustee’s death, incapacity or retirement. Officers hold office until their successors are chosen and qualified and serve at the pleasure of the Trustee.

** As of March 31, 2025, the fund complex consists of the AFA Private Credit Fund, Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Capital Appreciation Fund, Aspiriant Risk-Managed Real Assets Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, Felicitas Private Markets Fund, First Trust Alternative Opportunities Fund, First Trust Enhanced Private Credit Fund, First Trust Hedged Strategies Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, Infinity Core Alternative Fund, FT Vest Hedged Equity Income Fund: Series A2, FT Vest Hedged Equity Income Fund: Series A3, FT Vest Hedged Equity Income Fund: Series A4, FT Vest Total Return Income Fund: Series A2, FT Vest Total Return Income Fund: Series A3, FT Vest Total Return Income Fund: Series A4, FT Vest Rising Dividend Achievers Total Return Fund, Keystone Private Income Fund, Pender Real Estate Credit Fund, Variant Alternative Income Fund, Variant Alternative Lending Fund and Variant Impact Fund.

*** Mr. Gallagher is deemed to be an interested person of the Fund because of his affiliation with the Fund’s administrator.

20

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – March 31, 2025 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at (877) 779-1999 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov.

Qualified Dividend Income

For the period ended December 31, 2024, 4.49% of the dividends to be paid from net investment income, including short-term capital gains (if any) from the Fund, is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the period ended December 31, 2024, 2.27% of the dividends to be paid from net investment income, including short-term capital gains (if any) from the Fund, is designated as dividends received deduction available to corporate shareholders.

Section 163(j) Interest Dividends

For the year ended December 31, 2024, the Fund designated approximately 0.00% of its taxable ordinary income dividends, (dividend income and short-term gains, if any), or up to the maximum amount allowable, as Section 163(j) Interest Dividends. The Fund intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury Regulation §1.163(j)-1(b).

Section 199A Dividends

For the year ended December 31, 2024, the Fund designated approximately .13% of its taxable ordinary income dividends, (dividend income and short-term gains, if any), or up to the maximum amount allowable, as Section 199A dividends. Non-corporate shareholders of the Fund meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the Fund as Section 199A dividends.

21

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – March 31, 2025 (unaudited) (continued)

PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●          Social Security number

●          account balances

●          account transactions

●          transaction history

●          wire transfer instructions

●          checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 779-1999.

22

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – March 31, 2025 (unaudited) (continued)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●      open an account

●      provide account information

●      give us your contact information

●      make a wire transfer

●      tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      sharing for affiliates’ everyday business purposes – information about your creditworthiness

●      sharing for affiliates from using your information to market to you

●      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

23

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics are written standards that are reasonably designed to deter wrongdoing and to promote: (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant; (3) Compliance with applicable governmental laws, rules, and regulations; (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and (5) Accountability for adherence to the code.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)	The registrant does not intend to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website.

(f)	The registrant has included with this filing, pursuant to Item 13(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $61,100 for 2024 and $60,000 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for the review and preparation of tax returns are $0 for 2024 and $30,766 for 2025.

All Other Fees

(d)	The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item is $0 for 2024 and $0 for 2025.

(e)	(1) The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%
(c)	0%
(d)	0%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the fiscal period April 1, 2024 through March 31, 2025 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the fiscal year of the registrant was $0 for 2024 and $0 for 2025.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not Applicable.

(j)	Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	Not applicable.

(b)	Not applicable

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.
(b)	Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

First Trust Capital Management L.P.

PROXY POLICY AND PROCEDURE

INTRODUCTION

First Trust Capital Management L.P. (“FTCM”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, FTCM has adopted the following policies and procedures to provide information on FTCM’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to FTCM. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

FTCM’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. FTCM considers shareholders’ best economic interests over the long term (i.e., addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

FTCM has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in FTCM’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, considering all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, FTCM typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, FTCM may conduct research internally and/or use the resources of an independent research consultant. FTCM may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

FTCM acknowledges its responsibility to identify material conflicts of interest related to voting proxies. FTCM’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with FTCM, any affiliate or any person associated with FTCM, will be considered only to the extent that FTCM has actual knowledge of such relationships. FTCM then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and FTCM’s interests or the interests of a person affiliated with FTCM on the other, FTCM will abstain from making a voting decision and will document the decision and reasoning for doing so.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. In such situations, FTCM may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate FTCM to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

FTCM will not discuss with members of the public how they intend to vote on any particular proxy proposal.

SPECIAL CONSIDERATIONS

The Funds are subject to the restrictions of Sections 12(d)(1)(A)(i) and (B)(i) of the Investment Company Act of 1940 (the “Act”). Generally, these provisions require that any fund and any entity controlled by that fund (including ETFs that are registered investment companies) may not (i) own, in the aggregate, more than three percent (3%) of the total outstanding voting securities of any registered open-end or closed-end investment company, including money market funds2; (ii) invest more than 5% of its total assets in any one investment company; or (iii) invest more than 10% of its total assets in the securities of other investment companies. Section 12(d)(1)(F) of the Act provides that the Section 12(d)(1) limitations do not apply to the securities acquired by a fund if (x) immediately after the purchase or acquisition of not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund, and (y) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than one and a half percent (1.5%). In the event that one of Funds relies upon Section 12(d)(1)(F), FTCM, acting on behalf of the Fund, will, when voting with respect to any investment company owned by the Fund, comply with either of the following voting restrictions:

●	Seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

●	Vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

In addition to Section 12(d)(1)(F), Rule 12d1-4 under the Act states that a registered investment company (“Acquiring Fund”) may purchase or otherwise acquire the securities issued by another registered investment company (the “Acquired Fund”) in excess of the limits of Section 12(d)(1) and an Acquired Fund may sell or otherwise dispose of the securities issued by the Acquiring Fund in excess of the limits of Section 12(d)(1) if certain conditions are met. One of the conditions is that if the Acquiring Fund and its advisory group (as defined by Rule 12d1-4), in aggregate (A) hold more than 25% of the outstanding voting securities of an Acquired Fund that is a registered open-end management investment company or registered unit investment trust as a result of a decrease in the outstanding voting securities of an Acquired Fund, or (B) hold more than 10% of the outstanding voting securities of an Acquired Fund that is a registered closed-end management investment company or business development company, each of those holders will vote its securities in the same proportion as the vote of all other holders of such securities. When relying on Rule 12d1-4, the Fund will comply with such voting restrictions as required by Rule 12d1-4 and any applicable provision in the respective Fund of Funds Agreement with the Acquired Fund.

2 The three percent (3%) limit is measured at the time of investment.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

ISS ProxyEdge

FTCM has a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to FTCM’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps FTCM’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii)  monitors FTCM’s incoming ballots, performs ballot-to-account reconciliations with FTCM and its third party providers to help ensure that ISS is receiving all ballots for which FTCM has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on FTCM’s behalf based on policy guidelines chosen at the time FTCM entered into the relationship with ISS.

2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on FTCM’s behalf without first receiving FTCM’s specific voting instructions via ProxyExchange.

FTCM has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” FTCM has the option, however, to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, FTCM will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking3 may apply, FTCM has instructed ISS not to cast a vote on FTCM’s behalf unless FTCM provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, First Trust Private Assets Fund, and First Trust Hedged Strategies Fund (collectively, the “Funds of Funds”) are “fund of funds” that invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that the Funds of Funds will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that the Funds of Funds do receive such notices or proxies and the Funds of Funds have voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by the Funds of Funds lies with FTCM as their advisor. FTCM will vote such proxies in accordance with the proxy policies and procedures noted above.

3 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to FTCM’s custodian banks. FTCM generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

The Funds of Funds are required to file Form N-PX with its complete proxy voting record for the twelve (12) months ended June 30th, no later than August 31st of each year. The Funds of Funds Form N-PX filings will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

All Other Funds

With the exception of the First Trust Merger Arbitrage Fund and First Trust Merger Arbitrage ETF, Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, First Trust Private Assets Fund, and First Trust Hedged Strategies Fund, the Funds for which FTCM is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a FTCM portfolio manager only (including Infinity Core Alternative Fund).

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve (12) months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

First Trust Capital Management | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	(1) The following table provides biographical information about the members of Infinity Capital Advisors, LLC, (the "Sub-Adviser"), who are primarily responsible for the day-to-day portfolio management of the Infinity Core Alternative Fund as of the date of filing this report:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Jeffrey J. Vale	Partner & Chief Investment Officer	Since Inception	Partner and Chief Investment Officer, Infinity Capital Partners, LLC (2002-present).	Portfolio Management
Milton L. Williams, III	Partner & Chief Marketing Officer	Since Inception	Partner and Chief Marketing Officer, Infinity Capital Partners, LLC (2002-present).	Marketing & Business Development
R. Phillip Jarrell, Jr.	Partner & Head of Business Development	Since Inception	Partner and Head of Business Development, Infinity Capital Partners, LLC (2010-present); Major Account Manager, Thomson Reuters Corp. (2002-2010).	Marketing & Business Development

(a)	(2) The following table provides information about portfolios and accounts, other than the Infinity Core Alternative Fund, for which the members of the Portfolio Management team listed above are primarily responsible for the day-to-day portfolio management as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Jeffrey J. Vale	0 Accounts	9 Accounts $390M	0 Accounts	0 Accounts	0 Accounts	0 Accounts
Milton L. Williams, III	0 Accounts	9 Accounts $390M	0 Accounts	0 Accounts	0 Accounts	0 Accounts
R. Phillip Jarrell, Jr.	0 Accounts	0 Accounts	0 Accounts	0 Accounts	19 Accounts $360M	0 Accounts

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Sub-Adviser seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Sub-Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

The Sub-Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Investment Committee

As of March 31, 2025, the members of the Investment Committee are not directly compensated for their work with respect to the Fund; however, two members of the Investment Committee are equity owners of the parent company of the Sub-Adviser and therefore benefit indirectly from the revenue generated from the Sub-Advisory Agreement.

(a)(4) The following is listing of the dollar range of shares beneficially owned by each Portfolio Management Team Member as of the end of the period covered by this report:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Jeffrey J. Vale	$100,001 - $500,000
Milton L. Williams, III	None
R. Phillip Jarrell, Jr.	None

(b)	Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

The Fund did not participate directly in securities lending activity.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations.

(a)(5)	Change in the registrant’s independent public accountant is attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Infinity Core Alternative Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	June 9, 2025

* Print the name and title of each signing officer under his or her signature.